Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	(1.57%)		7.64%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%	2.42%	10.14%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%	5.07%		10.59%
Russell Microcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.43%	2.46%	6.46%